Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Other payables and accrued liabilities (included related party payable) (in Dollars)		$ 400	$ 3,262
Preferred shares, par value (in Dollars per share)		$ 0.00005	$ 0.00005
Preferred shares, shares authorized		100,000,000	100,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	[1]	180,000,000	180,000,000
Ordinary shares, shares issued	[1]	6,191,340	6,167,402
Ordinary shares, shares outstanding	[1]	4,269,340	4,208,942
Treasury shares, at cost		1,922,000	1,922,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the share consolidation effected on October 10, 2023.